Long-Term Debt and Other Financial Liabilities, Entrust Loan Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 11, 2018
Senior Long-Term Debt [Abstract]
Loss on extinguishment of debt	$ (6,863)	$ 0	$ 0
Balance outstanding	218,551	$ 173,289
Entrust Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity				$ 24,500
Loss on extinguishment of debt	$ (438)
Entrust Loan Facility [Member] | Due June 2023 [Member]
Senior Long-Term Debt [Abstract]
Maturity date	Jun. 13, 2023
Weighted average interest rate	11.40%
Balloon payment	$ 15,300
Entrust Loan Facility [Member] | Due June 2025 [Member]
Senior Long-Term Debt [Abstract]
Maturity date	Jun. 13, 2025
Weighted average interest rate	11.20%
Balloon payment	$ 9,500